Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of Income Tax Expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2022	2021	2020
Current tax expense:
Federal	$17,136	$17,657	$15,662
State	2,933	3,195	2,399
Total current tax expense	20,069	20,852	18,061
Deferred tax (benefit) expense	4,114	(238)	(1,067)
Total income tax expense	$24,183	$20,614	$16,994

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021, are as follows:

	As of December 31,
(dollars in thousands)	2022	2021
	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(8,478)	$(7,335)
Difference in reporting the allowance for loan losses, net	12,424	12,369
Other income or expense not yet reported for tax purposes	420	1,907
Depreciable assets	(2,389)	(2,068)
Net deferred tax asset at end of year	1,977	4,873
Impact of ASU 2016-13, Current Expected Credit Loss (CECL)	1,218	-
Net deferred tax asset at beginning of year	4,873	4,635
Deferred tax expense (benefit)	$4,114	$(238)

Effective Income Tax Rate
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	For the year ended December 31,
	2022	2021	2020
Statutory federal income tax rate	21.0%	21.0%	21.0%
Increase/(decrease) in taxes resulting from:
State income tax, net of federal tax benefit	3.0	3.2	2.4
Other items	0.3	0.9	1.1
Effective income tax rate	24.3%	25.1%	24.5%